Income tax - Current and deferred portions of income tax (expense)/credit (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income tax
Current income tax expenses	$ (13)
Deferred tax credit	1,080
Income tax expense	$ 1,067